UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management

Investment Companies

Investment Company Act File Number 811-09941

AMBASSADOR FUNDS

(exact name of registrant as specified in charter)

500 Griswold Street, Suite 2800

Detroit, MI   48226

(address of principal executive offices)

Brian T. Jeffries

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI   48226

(name and address of agent for service)

Registrant's telephone number, including area code: (313) 961-3111

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CFR270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed the collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.   Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to

Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Annual Report December 31, 2011

Ambassador Money Market Fund

Investment products:

• Are not deposits of, or guaranteed by, Ambassador

     Capital Management, LLC, or any of its affiliates

• Are not insured by the FDIC

• Are subject to investment risks, including the possible

     loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

1

Ambassador Money Market Fund

Table of Contents

Annual Report - December 31, 2011

Letter to Shareholders	1
Performance Highlights	2
Shareholder Expenses	3
Schedule of Portfolio Investments	4
Financial Statements	7
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	14
Trustees & Officers	15
Other Information	17

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Fund Rating

Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), has assigned a Principal Stability Fund Rating of "AAAm" to the Ambassador Money Market Fund.  A fund rated AAAm has extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market and/or liquidity risks.  AAAm is the highest principal stability fund rating assigned by S&P.  There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely, if in the sole judgment of S&P, circumstances so warrant.

Ambassador Funds
Letter to the Shareholders
January 26, 2012

Short-term interest rates were unchanged and the Federal Reserve was relatively quiet during 2011, primarily due to the fact that the federal funds rate remained at the floor range of 0.00% to 0.25%, as it had throughout 2010 as well.  The result was a positive return for the Ambassador Money Market Fund for the calendar year ended December 31, 2011 of 0.05%.  Lipper ranked the Fund in the top 3% (7th out of 266 funds) for taxable money market funds for the three month period ended December 31, 2011.  For comparable one, three, five and ten-year periods, the Fund ranked in the top 4% (11th out of 264), 4%  (10th out of 249), 6% (13th out of 229) and 5% (10th out of 187), respectively.

Economic data was arguably better year-over-year for 2011 versus 2010, but there was a substantial dip during the fall that revealed a continued underlying weakness to this subdued recovery.  Indeed, in the fourth quarter a leading economic indicator that we model was showing as high a probability of a recession as we have registered in the past three years.  The Federal Reserve responded by targeting lower long-term interest rates for the first time in the history of the institution.  There has been some improvement in the model since, but it remained weak into year-end.  The main areas keeping the recovery from becoming self-sustaining continues to be both housing and employment.  The housing market is having difficulty recovering due to the continued oversupply issues related to ongoing foreclosure procedures.  In fact, the primary goal of the Federal Reserve’s unprecedented move to decrease longer term interest rates is to lower mortgage rates to help clear some of the housing inventory.  Positively, both housing starts and sales appear to be setting a bottom in recent months.  The same can be said for unemployment, which bottomed during the first half of the year and has improved smartly in recent months. The overall number remains high, however, at 8.5%; and, is still over 15% when disgruntled job seekers that are no longer actively looking for work are included.  Lastly, during 2011, the US economy was again reminded of how globally connected our economy is with the increased concerns over European sovereign and banking risks.  European sovereign issues are certainly coming to a head this year as there is an enormous amount of debt to be rolled over for many of the distressed countries.  Any significant default will be quite disruptive to the financial markets and will be watched closely for increased liquidity concerns related to the Ambassador Money Market Fund.

The Ambassador Money Market Fund maintains its AAAm stability rating from Standard and Poor’s, for the fourth straight year.  This is the highest rating available for money market funds, based on Standard & Poor’s analysis of the Fund’s credit quality, market price exposure and fund management.

Thank you again for your trust and support.

Sincerely,

Brian T. Jeffries President	Gregory A. Prost Vice President and Chief Investment Officer

Ambassador Funds
Money Market Fund			Performance Highlights
December 31, 2011
Current 7-Day Yield: 0.08%		Average Days to Maturity: 22

PERFORMANCE	Average Annual Total Return

	1 Year	5 Year	10 Year
Ambassador	0.05%	1.66%	1.93%

Total Annual Operating Expenses - Gross* 0.37% * Source Prospectus dated April 30, 2011. For Fund’s current expense ratio, please refer to page 9.

$12,104

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011

Actual	$ 1,000	$ 1,000.30	$ 1.76
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.44	$ 1.79

* Expenses are equal to the Fund's annualized expense ratio of 0.35%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
December 31, 2011
Commercial Paper – 39.2%*
Security Description	Principal Amount	Value ($)
Automotive – 3.0%
FCAR Owner Trust, 0.40%, 02/02/12	5,000,000	4,998,278

Banking-U.S. – 3.6%
Standard Chartered (b), 0.49%, 03/12/12	6,000,000	5,994,202

Banking-Foreign-Asian – 4.8%
Korea Development Bank NY, 0.70%, 01/10/12	2,000,000	1,999,650
Korea Development Bank NY, 0.85%, 04/09/12	6,000,000	5,985,975
		7,985,625
Banking-Foreign-Swedish – 1.9%
Skandinav Enskilda Bank (b), 0.26%, 01/12/12	3,265,000	3,264,740

Building Products-Doors & Windows – 4.8%
AGC Capital, Inc. (b), 0.20%, 01/03/12	8,000,000	7,999,911

Distribution - Wholesale – 4.8%
Louis Dreyfus Corp., 0.47%, 01/03/12	8,000,000	7,999,791

Diversified Financial Services – 2.8%
GE Capital Services, 0.39%, 06/01/12	4,700,000	4,692,261

Finance-Auto – 3.6%
Toyota Motor Credit Corp., 0.36%, 02/27/12	6,000,000	5,996,580

Finance-Other Services – 3.6%
BTM Capital Corp., 0.34%, 01/03/12	6,000,000	5,999,887

Oil Companies-Integrated – 4.8%
ENI Finance USA, Inc.(b), 0.47%, 01/03/12	8,000,000	7,999,791

Retail – 1.5%
7-Eleven, Inc., (b), 0.04%, 01/13/12	2,500,000	2,499,967

TOTAL COMMERCIAL PAPER (COST $ 65,431,033) (a)		65,431,033

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
December 31, 2011
Commercial Paper-Asset Backed - 60.9%* (c)
Security Description	Principal Amount	Value ($)
Banking-U.S. – 11.2%
Anglesea Funding LLC (b), 0.50%, 01/03/12	8,000,000	7,999,778
Crown Point Capital Co. (b), 0.37%, 01/06/12	8,000,000	7,999,589
Golden Funding Corp. (b), 0.30%, 01/11/12	2,722,000	2,721,773
		18,721,140
Banking-Foreign-Australian – 4.5%
Sydney Capital Corp. (b), 0.36%, 02/16/12	4,498,000	4,495,931
Sydney Capital Corp. (b), 0.37%, 02/16/12	3,000,000	2,998,582
		7,494,513
Banking-Foreign-Canadian – 3.6%
White Point Funding, Inc. (b), 0.60%, 03/01/12	6,000,000	5,994,000

Banking-Foreign-English – 3.6%
Argento Variable Funding (b), 0.32%, 01/23/12	6,000,000	5,998,827

Banking-Foreign-French – 14.1%
Barton Capital Corp. (b), 1.00%, 01/03/12	7,000,000	6,999,611
Barton Capital Corp. (b), 1.10%, 01/03/12	1,000,000	999,939
LMA Americas LLC (b), 1.05%, 01/03/12	1,000,000	999,942
LMA Americas LLC (b), 1.10%, 01/03/12	7,000,000	6,999,572
Starbird Funding Corp. (b), 1.00%, 01/03/12	7,633,000	7,632,576
		23,631,640
Banking-Foreign-German – 4.7%
Silver Tower US Funding (b), 0.91%, 02/13/12	8,000,000	7,991,304

Banking-Foreign-Japan – 4.8%
Manhattan Asset Funding Co. (b), 0.18%, 01/05/12	3,000,000	2,999,940
Manhattan Asset Funding Co. (b), 0.22%, 01/17/12	5,000,000	4,999,511
		7,999,451
Banking-Foreign-Netherlands – 0.6%
Atlantis One Funding Corp. (b), 0.19%, 01/04/12	1,000,000	999,984

Banking-Foreign-U.K. – 4.2%
Grampian Funding LLC (b), 0.25%, 01/03/12	2,000,000	1,999,972
Tasman Funding, Inc. (b), 0.35%, 01/12/12	5,000,000	4,999,465
		6,999,437
Finance – 4.8%
Chesham Finance LLC (b), 0.45%, 01/03/12	8,000,000	7,999,800

Insurance – 4.8%
Autobahn Funding Co. LLC (b), 0.40%, 01/03/12	8,000,000	7,999,822

TOTAL COMMERCIAL PAPER - ASSET BACKED (COST $ 101,829,918) (a)		101,829,918

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
December 31, 2011
Mutual Funds - 0.0% (d)
Security Description	Principal Amount	Value ($)

Fidelity Government Fund	718	718

TOTAL MUTUAL FUND		718
(COST $718) (a)

TOTAL INVESTMENTS – 100.1% (COST $167,261,669)(a)		167,261,669

OTHER ASSETS LESS LIABILITIES – (0.01%)		(76,897)

TOTAL NET ASSETS – 100.0%		$167,184,772

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)

Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on policies approved by the Board of

Trustees.

(c)

The underlying assets of the Fund's Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commercial loans, commercial and retail leasing and trade receivables.

(d) Unrounded amount is less than 0.0004%.

* Rate presented indicates the effective yield at time of purchase.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statement of Assets and Liabilities		Statement of Operations
December 31, 2011
			For twelve
Assets:			Months ended
Investments, at value			December 31, 2011
(amortized cost $167,261,669)	$ 167,261,669
Interest receivable	0
Prepaid expenses	9,520	Investment Income:
Total Assets	167,271,189	Interest	$ 1,091,665

Liabilities:		Expenses:
Distribution payable	7,975	Advisory	545,647
Accrued expenses and other liabilities:		Administration	109,129
Advisory	31,919	Accounting	37,465
Other	46,523	Audit/Tax	22,683
Total Liabilities	86,417	Compliance	24,999
		Custody	62,914
		Legal	37,316
Net Assets	$ 167,184,772	Transfer Agent	36,505
		Trustee	18,002
		Insurance	16,545
Composition of Net Assets:		Other	42,071
Capital	$ 167,177,899	Total Expenses	953,276
Undistributed ordinary income	4,948	Expenses reimbursed	(2,335)
Accumulated net realized gains from		Expenses net of reimbursed	950,941
investment transactions	1,925
Net Assets	$ 167,184,772	Net Investment Income	140,724

Institutional Shares:
Net Assets	$ 167,184,772	Net Realized Gain/
Shares Outstanding	167,177,909	(Loss) from Investments:
Net Asset Value, Offering Price, and Redemption Price per share	$1.00	Net realized gain/(loss) from investment transactions	1,925

		Increase in net assets from operations	$ 142,649

Ambassador Funds
Money Market Fund

Statements of Changes in Net Assets

	For the year ended Dec. 31, 2011	For the five months ended Dec. 31, 2010*	For the year ended July 31, 2010
Investment Activities: Operations:
Net investment income	$ 140,724	$ 97,237	$ 565,113
Net realized gain/(loss) from investment transactions	1,925	0	3,372
Increase in net assets from operations	142,649	97,237	568,485

Distributions:
Net investment income Institutional Shares	(140,734)	(97,237)	(565,113)

Decrease in net assets from shareholder distributions	(140,734)	(97,237)	(565,113)

Capital Share Transactions: Increase/(decrease) in net assets from capital transactions	8,884,553	(22,116,003)	(190,438,288)
Increase/(decrease) in net assets from investment activities	8,886,468	(22,116,003)	(190,434,916)

Net Assets:
Beginning of year	158,298,304	180,414,307	370,849,223
End of year	$167,184,772	$158,298,304	$180,414,307

Share Transactions:** Institutional Shares:
Issued	450,615,815	209,578,090	322,257,792
Reinvested	136,432	109,585	686,464
Redeemed	(441,867,694)	(231,803,678)	(513,382,544)

Increase/(decrease) in Institutional shares	8,884,553	(22,116,003)	(190,438,288)

Investor Shares:***
Issued	0	0	0
Redeemed	0	0	0
Increase/(decrease) in Investor shares	0	0	0

Increase/(decrease) in shares	8,884,553	(22,116,003)	(190,438,288)

* The Fund elected to change its July 31 fiscal year end to December 31.
** All capital share transactions have been processed at a net asset value of $1.00 per share. ***As of December 31, 2011, Investor Shares have not commenced operations.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

			For the years ended
Year Ended 12/31/2011		8/1/2010 Through 12/31/2010	July 31, 2010	July 31, 2009	July 31, 2008	July 31, 2007

Institutional Shares

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.001	0.001	0.002	0.013	0.038	0.051
Net realized gain/(loss) on investments	0.000(a)	0.000	0.000(a)	0.000	0.000(a)	0.000(a)

Total from investment activities	0.001	0.001	0.002	0.013	0.038	0.051

Distributions:
Net investment income	(0.001)	(0.001)	(0.002)	(0.013)	(0.038)	(0.051)

Total distributions	(0.001)	(0.001)	(0.002)	(0.013)	(0.038)	(0.051)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.05%	0.09%(b)	0.16%	1.26%	3.88%	5.17%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$167,185	$158,298	$180,414	$370,849	$410,117	$356,127
Ratio of expenses to average net assets	0.35%	0.37%	0.38%	0.36%	0.31%	0.32%
Ratio of net investment income to average net assets	0.05%	0.05%	0.18%	1.26%	3.78%	5.05%

(a) Amount less than $0.0005 per share.

(b) Not annualized.

(c) The Adviser has voluntarily agreed to reimburse fund expenses to the extent required so that the Fund’s 1-day yield does not fall below 0.02%. As a result of this agreement, the Adviser reimbursed the Fund $2,335 for the year ended December 31, 2011 and $195 for the five month period ended December 31, 2010 respectively. The Fund’s Gross Expense ratio is 0.35% for year ended December 31, 2011 and 0.37% for the five months period ended December 31, 2010 respectively.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds Money Market Fund
Notes to Financial Statements
December 31, 2011

1.

Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value. As of the end of the period covered by this Report, the Trust offered shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of December 31, 2011, Investor Shares have not commenced operations.  Following the close of the 2011 fiscal year, the Trust commenced the operation of shares of other funds, none of which is included in this Annual Report.

2.

Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Securities in the Fund are valued at amortized cost, permitted in accordance with Rule 2(a)-7 under the 1940 Act, which approximates fair value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.  In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 60 days.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value.  Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. There were no repurchase agreements at December 31, 2011.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Ambassador Funds Money Market Fund
Notes to Financial Statements (Cont’d)
December 31, 2011

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund’s first calendar year subject to the Act is December 31, 2011.

Fair Value Measurements:

In accordance with Accounting Standard Codification (“ASC”) Topic 820-10, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•

Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.);

•

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Ambassador Funds
Money Market Fund
Notes to Financial Statements (Cont’d)
December 31, 2011

The following table summarizes the respective Fund's investments at December 31, 2011, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES
Ambassador Money Market Fund	(Level 1)	(Level 2)	(Level 3)	Total
Commercial Paper	$0	$65,431	$0	$65,431
Commercial Paper - Asset Backed	$0	$101,830	$0	$101,830
Money Market Fund	$1	$0	$0	$1
FUND TOTAL	$1	$167,261	$0	$167,262

The Fund's fixed income investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

3. Related Parties:

Investment Adviser:

Ambassador Capital Management, LLC, (the “Adviser”) serves as the investment adviser to the Fund. Brian T. Jeffries, President, Chief Executive Officer and Trustee of the Fund, owns more than 25% of the voting securities of the Adviser. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser,  pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG. According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets (minimum $30,000); 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - $25,000 annual fee.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-pocket expenses.

Ambassador Funds Money Market Fund
Notes to Financial Statements (Cont’d)
December 31, 2011

Fund Sub-Accountant:

Effective January 1, 2011, FSG, entered into a Fund Accounting Services Agreement (the “Jackson Agreement”) with Jackson Fund Services (“Jackson”), a division of Jackson National Asset Management, LLC, pursuant to which FSG retained Jackson to provide sub-accounting services to certain FSG’s clients, including Ambassador Funds. For the sub-accounting services that Jackson will provide, FSG (and not the Fund) will pay Jackson, in addition to agreed-upon out of pocket costs, an annual fee comprised of (i) a fixed dollar amount for the Fund (ii) an additional amount calculated as a percentage of the cumulative assets under management of all the funds covered by the Jackson Agreement, including the Fund, above $200 million, if applicable.

4.

Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2011 was as follows:

Distributions paid from

Net Investment Income	Net Long Term Capital Gains		Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*

$136,672	----		$136,672	----	$136,672

As of December 31, 2011 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Gains/(Losses)	Total Accumulated Deficit

$12,923	$1,925	$9,900	$12,923	$1,925	$0

* Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

Management has reviewed the Fund’s tax positions for all tax periods open to examination by the applicable U.S. federal tax jurisdictions (tax years ended December 31, 2008 - 2011), in accordance with ASC 740-10, and no tax exposure reserve was required in the financial statements.

5.

Subsequent Events Evaluation:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and the Shareholders
Ambassador Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the Ambassador Money Market Fund (the Fund), including the schedule of portfolio investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended, the five-month period ended December 31, 2010 and the year ended July 31, 2010, and the financial highlights for the year ended December 31, 2011, the five month period ended December 31, 2010 and each of the years in the four-year period ended July 31, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the five-month period ended December 31, 2010 and the year ended July 31, 2010, and the financial highlights for the year ended December 31, 2011, the five-month period ended December 31, 2010, and each of the years in the four-year period ended July 31, 2010, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 17, 2012

Ambassador Funds

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons”, as defined in the Investment Company Act of 1940, as amended, of the Funds.  The Ambassador Money Market Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
DISINTERESTED TRUSTEES (1)

John L. Guy (1952)	Trustee	Indefinite Term since July 16, 2010	Sr. VP/Director of Business & Professional Banking, Webster Bank, since Dec. 2010; Sr. VP SBA & Alternative Lending, Feb 2008 to Dec 2010, Sr. VP Business Banking, Fifth/Third Bank, Nov 2006 to Feb 2008; Executive Director, Wachovia Corp. (formerly First Union Nat'l Bank), Business Banking, General Bank Group, from Nov 1999 to April 2006.	1	The Monetta Fund, Inc.(one fund), since 1998, and The Monetta Trust, (three funds), since 1993.

Marlene Z. Hodges (1948)	Trustee	Indefinite Term since July 16, 2010	Retired since April 2011; CFO, Asian Human Services from Feb 2007 to April 2011; Controller, Gladson LLC (privately owned firm providing database services to consumer packaged goods manufacturers and retailers) from Jan 2006 to Feb 2007; CFO, Abraham Lincoln Center from March 2003 to Jan 2006.	1	The Monetta Fund, Inc. (one fund), and The Monetta Trust, (three funds), since 2001.

Mark F. Ogan (1942)	Trustee	Indefinite Term since July 16, 2010	Self-employed management consultant June 2008 to present; Internal Consultant, RM Acquisition (d/b/a Rand McNally) April2008 to June 2008; Sr. VP & COO, of RM Acquisition, LLC (d/b/a Rand McNally), from Dec 2007 to April 2008; Sr. VP & COO, Rand McNally & Co. from July 2003 to Dec 2007.	1	The Monetta Fund, Inc. (one fund), since 1988, and The Monetta Trust, (three funds), since 1993.

Robert S. Bacarella (1949)	Trustee	Indefinite Term since July 16, 2010	Chairman, Chief Executive Officer and President of Monetta Financial Services, Inc. since April 1997, President from 1984 to 1996 and Director since 1984.	1	The Monetta Fund, Inc. (one fund), since 1985, and The Monetta Trust, (three funds), since 1993.

INTERESTED TRUSTEES (2)

Brian T. Jeffries (1965)	Trustee and President	Indefinite Term since 2000	Founder and President of Ambassador Capital Management, LLC since 1998; Partner and Portfolio Manager of Munder Capital Management from 1994 to 1998.	1	The Monetta Fund, Inc. (one fund), and the Monetta Trust, (three funds), since 2010.

Ambassador Funds

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:

Gregory A. Prost (1966) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Vice President Secretary and Treasurer	Indefinite term; since 2000 since 2010	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Partner and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995 to 2000.

Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer Chief Financial Officer	Indefinite term; since 2004 since 2010

President, Fund Services Group, LLC, since 2003; Secretary since 1996, Director since 1995 and CCO since 2004 of Monetta Financial Services, Inc; CCO of the Monetta Fund and Trust since 2004; CCO of  the Adviser from 2004 to 2010.

Christina M. Curtis (1962) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Treasurer	Indefinite term; since 2010	Chief Financial Officer and Treasurer for Monetta Financial Services Inc. from 2004 to 2010; Assistant secretary of Monetta Fund and Trust since 1996; Treasurer of Fund Services Group since 2003.

Gary R. Schaefer (1946) Ambassador Capital Mgmnt, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Vice President and Sr. Portfolio Manager, Ambassador Capital Management, LLC since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997 to 2001; Lehman Brothers FID from 1973 to 1997.

Derek Oglesby (1977) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, LLC since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998 to 2000.

(1) All of the above Trustees were elected by shareholders at the July 16, 2010 Special Meeting of Ambassador Funds to hold office until a successor is elected and qualified.  Each Trustee oversees the Ambassador Money Market Fund. Effective July 1, 2011, each Trustee will also oversee the Selkirk Opportunities Fund, Selkirk Core Fund, Selkirk Income Fund, Selkirk Bond Fund and Selkirk Short-Term Bond Fund. Each a series of the Ambassador Funds.

(2) Mr. Jeffries is an “Interested Trustee” because of his position as an executive officer and a principal owner of Ambassador Capital Management, LLC, the Trust’s investment adviser.

The business address for each Trustee (other than Mr. Jeffries) listed above is 1776-A South Naperville Road, Suite 101, Wheaton, IL 60189.  Mr. Jeffries’ business address is 500 Griswold Street, Suite 2800, Detroit, MI 48226.

Additional information about the Trustees is available in the Trust’s Statement of Additional Information (SAI), which is available, without charge, by calling (800) 992-0444.

Ambassador Funds
Money Market Fund
Other Information

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN RENEWING THE ADVISORY CONTRACT

The Trust's Investment Advisory Agreement (the "Advisory Contract") with Ambassador Capital Management, LLC, for the Fund may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by the Adviser upon 60 days' written notice.  The Advisory Contract provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.  The 1940 Act requires that the Board of Trustees and a majority of the Independent Trustees (collectively the "Trustees"), voting separately and in person, annually approve the Trust's Advisory Contract with respect to the Fund.  Continuation of the Advisory Contract, which otherwise would have expired on August 1, 2011, was approved by the Board of Trustees, including the Independent Trustees, at a meeting held on April 18, 2011 (the “April Meeting”).  The Advisory Contract was further continued, for a one-year period through December 2, 2012, by the Board of Trustees of the Fund, including the Independent Trustees, at a meeting held on November 14, 2011 (the “November Meeting”).  The Trustees, in light of the factors summarized below and the advice of counsel for the Trust, concluded (at each of the April Meeting and the November Meeting) that the terms of the Advisory Contract are fair and reasonable and that renewal of the Advisory Contract will enable the Trust to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders.

In evaluating the Advisory Contract for the Fund at each of the April Meeting and the November Meeting, the Trustees conducted a review that was specifically focused upon the renewal of the Advisory Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Adviser, its services and the Trust.  The Board’s determinations were based upon a comprehensive consideration of all information provided to the Board at the respective meetings, and were not the result of any single factor.  The facts and conclusions discussed herein were important, but not exclusive, in the Board’s decisions to renew the Advisory Contract.  The Board noted the importance of reviewing quantitative measures, but also recognize that qualitative factors could be equally or more important in assessing whether Fund shareholders have been, or are likely to be, well served by the renewal of the Advisory Contract.  They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Board who takes many factors, including those listed below, into consideration in representing the shareholders of the Fund.  Both in meetings specifically addressed to renewal of the Advisory Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Adviser's investment and management services provided to the Fund under the Advisory Contract.  These materials included information on (i) the investment performance of the Fund, as well as a peer group of no-load money market funds, delivered through data provided by Lipper, Inc., a Reuters company (the "Lipper peer group"), (ii) the general investment outlook in the markets in which the Fund invests, (iii) the Adviser's management of the relationships with the Trust's other service providers and (iv) the record of the Adviser's compliance with the Fund's investment policies and restrictions and the responsibilities of the Adviser's compliance personnel.

The Independent Trustees requested and the Adviser provided additional information in order to evaluate the quality of the Adviser's services and the reasonableness of the fee under the Advisory Contract. Among other items, this information included data or analyses (for the period ended March 31, 2011 for the April Meeting and for the period ended September 30, 2011 for the November Meeting) of (1) investment performance for various periods, including the three-month and one-, two-, three-, five- and ten-year periods ended as of the dates above, for the Fund and the Lipper peer group, (2) management

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

fees incurred by this peer group of funds, (3) the expense ratios for the Fund and this peer group of funds, (4) the overall organization of the Adviser, (5) the Adviser's financial results and condition, including its and certain of its affiliate's profitability from services performed for the Fund, (6) investment management staffing, (7) the potential for achieving further economies of scale in light of expenses that are not incurred as fees, based on a percentage of net assets, and (8) operating expenses paid to third parties.  The Independent Trustees and the whole Board also considered the following factors:  (i) the management and advisory needs of the Fund; (ii) the nature and quality of the services provided by the Adviser in relation to the fees paid; (iii) the profitability to the Adviser (including an analysis of the Adviser's cost of providing services); (iv) whether the Adviser is enjoying economies of scale and is sharing the benefits of such economies with Fund shareholders; (v) whether comparative expense ratios and fee rates are higher or lower than those of other funds; and (vi) the fall-out benefits to the Adviser from managing the Fund (i.e. indirect revenues to the Adviser attributable in some way to the existence of the Fund, including administration revenues to an affiliate of the Adviser).

The Board reviewed the profitability of the Adviser and its affiliates, and their ability to continue to provide quality investment management services to the Fund in view of the total net assets of Fund.  The Board reviewed past initiatives implemented to cut or control expenses of the Fund.  The Board reviewed the net asset values of the Fund.  The Board discussed the total revenues and fall-out benefits to the Adviser and its affiliates from the Advisory Contract, and the profitability of the Adviser.  The Board also acknowledged that the fee schedule in the Advisory Contract does not contain any break-points, but also noted that the Fund has not been overly profitable to the Adviser, and that the Adviser, without a contractual obligation to do so, has been voluntarily reimbursing certain of the Fund’s operating expenses.  In its approval of the continuation of the Advisory Contract, the Board found that the advisory fee for the Fund was reasonable in light of the nature, quality and extent of the services being provided to it, the costs incurred by the Adviser in providing such services, including the reimbursements discussed above.

The following summarizes the specific determinations made by the Trustees at the April Meeting and November Meeting in connection with their renewal of the Advisory Contract.  The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered:

At the April Meeting, the Trustees’ specific determinations with respect to the Money Market Fund included that the Money Market Fund’s performance for each of the three months and one-, two-, three-, five- and ten-year periods ended March 31, 2011, exceeded the performance of the majority of its peers, finishing in the 9th percentile, or higher, of its peer group in each such period.  The Money Market Fund’s expenses, which at the time were lower than those reported in the December 1, 2010, prospectus, were determined to be acceptable considering the Fund’s asset level and investment style.

At the November Meeting, the Trustees’ specific determinations with respect to the Money Market Fund included that the Money Market Fund’s performance for each of the three months, year-to-date and one-, two-, three-, five- and ten-year periods ended September 30, 2011, exceeded the performance of the majority of its peers, finishing in the 8th percentile, or higher, of its peer group in each such period (including finishing in the top percentile of its peer group for such three-month period). The Board also determined that the Money Market Fund’s expenses are acceptable, considering the Money Market Fund’s asset level and investment style.

Ambassador Funds
Money Market Fund
Other Information (Cont’d)

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The Fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011.

This page is intentionally left blank

Annual Report

December 31, 2011

Investment Adviser

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Greenberg, Traurig LLP

77 W. Wacker Drive, Suite 3100

Chicago, IL 60601

For Additional Information Call:

1-800-992-0444

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics (the "Code of Ethics")

    applicable to the Ambassador Fund's principal executive officer and principal financial officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendment to its Code of Ethics during the period covered by the Annual Report to the Shareholders presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the

    Annual Report to Shareholders presented in Item 1.

(e) Not applicable.

(f) (1) Filed with the Commission, pursuant to Item 12(a)(1), a copy of its Code of Ethics that applies to the Registrant's

        principal executive officer and principal financial officer,

        or persons performing similar functions, as an exhibit to its

        Annual Report on this Form N-CSR.

    (2) Not applicable.

    (3) The Registrant undertakes to furnish a copy of such Code of

        Ethics to any person upon request, without charge, by calling

        1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Ambassador Money Market Fund's Board has designated John L. Guy, Mark F. Ogan and Marlene Z. Hodges, each an independent director, as its audit committee financial experts. Mr. Guy is the Senior VP/Director of Business and Professional Banking for Webster Bank.  Previously, Senior Vice President, SBA and Alternative Lending for Fifth/Third Bank. He served as Executive Director with Wachovia Corp. and as President of Heller Small Business Lending Corp. Mr. Ogan is presently a self-employed management consultant.  Previously, he served as Internal Consultant of RM Acquisition, LLC (d/b/a Rand McNally and Co.) and also served as Senior Vice President and Chief Operating Officer of RM Acquisition, LLC (d/b/a Rand McNally & Co.) Ms. Hodges has been retired since April 2011.  Previously, she served as CFO of Asian Human Services.  She was the Controller of Gladson, LLC, a privately owned firm.

1

The following table presents aggregate fees billed to the Ambassador Money Market Fund for the fiscal years ended December 31, 2011, and 2010 by the Ambassador Money Market Fund's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements during those fiscal periods.

FISCAL YEARS ENDED DECEMBER 31,	2011	2010
(a) Audit Fees	$13,600	$10,000
(b) Audit-Related Fees (1)	0	0
(c) Tax Fees (2)	$4,000	$4,000
(d) All Other Fees (3)	$1,850	$1,500

Total	$19,450	$15,500

(1)   Audit-related fees consist of the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2)   Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning, including fees for tax return preparation and other related tax compliance/planning matters.

(3)   All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than the services reported in items (a) through (c) of Item 4.

(e)(1) The Ambassador Money Market Fund's audit committee pre-approves any services to be provided by the principal accountant to the registrant.  In addition, the audit committee would consider and approve any non-audit services to be provided.

(e)(2) There were no services, as described in paragraphs (1)-(3) above, approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X, for the period covered by the Annual Report to Shareholders presented in Item 1.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the Ambassador Money Market Fund's principal accountant for services rendered to the Ambassador Money Market Fund for each of the last two fiscal years ended December 31, 2011 and 2010 were $5,850 and $5,500, respectively.

No services were provided to the investment adviser, or any other entity controlling, controlled by, or under common control of the investment adviser that provides ongoing services to the Ambassador Money Market Fund for each of its last two fiscal years, by the Fund's principal accountant.

(h) Not applicable.

2

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the Registrant's Annual Report to Shareholders, as presented in Item 1.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the Registrant's Annual Report to Shareholders, as presented in Item 1.

Item 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

3

Item 12.  EXHIBITS

(a)(1)  EX-99.CODE ETH - Code of Ethics

(a)(2)  EX-99.CERT    - Certification for each principal executive officer

and principal financial officer of the Registrant

as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR270.30a-2(a), exactly as set forth below.

(a)(2)  EX-99.906CERT - Certification by the Registrant's principal executive officer and principal financial officer, pursuant to

                        Section 906 of the Sarbanes-Oxley Act of 2002, is

                        furnished and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/ Brian T. Jeffries, Principal Executive Officer

DATE        March 12, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.

REGISTRANT  Ambassador Funds

BY          /s/Maria De Nicolo, Principal Financial Officer

DATE        March 12, 2012

4